Basic And Diluted Net Income (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012
Schedule Of Net Income (Loss) Per Share

The following tables and discussion provide a reconciliation of the numerator and denominator of the basic and diluted net loss per share computations. The calculation below provides net income or loss on both basic and diluted basis for the quarterly period ended December 29, 2012 and December 31, 2011.

	Quarterly Period Ended
	December 29, 2012	December 31, 2011
Net loss	$(10)	$(31)
Weighted average shares of common stock outstanding—basic	111,352	83,851

Weighted average shares of common stock outstanding	111,352	83,851
Other common stock equivalents	—	—

Weighted average shares of common stock outstanding—diluted	111,352	83,851

Basic net loss per share
Basic net loss per share available to common shareholders	$(0.09)	$(0.37)

Diluted net loss per share
Diluted net loss per share available to common shareholders	$(0.09)	$(0.37)

The following tables and discussion provide a reconciliation of the numerator and denominator of the basic and diluted net loss per share computations. The calculation below provides net income or loss on both basic and diluted basis for fiscal 2012, 2011, and 2010 (in thousands).

	2012	2011	2010
Net income (loss)	$2	$(299)	$(113)
Weighted average shares of common stock outstanding—basic	83,435	84,121	84,525

Weighted average shares of common stock outstanding	83,435	84,121	84,525
Other common stock equivalents	3,209	—	—

Weighted average shares of common stock outstanding—diluted	86,644	84,121	84,525

Basic net income (loss) per share
Basic net income (loss) per share from continuing operations	$0.02	$(3.55)	$(1.34)

Basic net income (loss) per share available to common shareholders	$0.02	$(3.55)	$(1.34)

Diluted net income (loss) per share
Diluted net income (loss) per share from continuing operations	$0.02	$(3.55)	$(1.34)

Diluted net income (loss) per share available to common shareholders	$0.02	$(3.55)	$(1.34)